CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2023	Sep. 29, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts payable and accrued expenses (including related party amounts of $401 and $81 as of September 30, 2023 and December 31, 2022, respectively)	$ 12,965,000		$ 2,652,000	$ 2,202,000
Other current liabilities (including related party amounts of $160 and zero, as of September 30, 2023 and December 31, 2022, respectively)	$ 355,000		$ 55,000	$ 1,930,000
Common stock, par value (in USD per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized (shares)	500,000,000		500,000,000	500,000,000
Common stock, shares issued (in shares)	21,888,976		13,303,795	5,873,711
Common stock outstanding (in shares)	21,888,976	21,888,976	13,303,795	5,873,711
Related Party
Accounts payable and accrued expenses (including related party amounts of $401 and $81 as of September 30, 2023 and December 31, 2022, respectively)	$ 401,000		$ 81,000	$ 0
Other current liabilities (including related party amounts of $160 and zero, as of September 30, 2023 and December 31, 2022, respectively)	$ 160,000		$ 0	$ 1,867,000